Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of Balance Of Non-controlling Interests

The net change in the balance of our four non-controlling interests for the three and six months ended June 30, 2020 is as follows.

(in thousands)	RPSFT	Legacy Investors Partnerships	Continuing Investors Partnership (1)	EPA Holdings	Total
March 31, 2020	$31,563	$1,971,212	$—	$—	$2,002,775
Contributions	—	6,691	—	—	6,691
Distributions	(25,270)	(99,581)	—	—	(124,851)
Net income prior to IPO	17,225	89,962	—	—	107,187
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity	—	(750)	2,433,848	—	2,433,098
Issuance of Class A shares sold in initial public offering, net of offering costs	—	—	758,590	—	758,590
Net income subsequent to IPO	3,400	17,755	31,560	—	52,715
Other comprehensive income:
Change in unrealized movement on available for sale debt securities	—	1,222	402	—	1,624

June 30, 2020	$26,918	$1,986,511	$3,224,400	$—	$5,237,829

(1)	Related to the Continuing Investors Partnerships’ ownership of approximately 40% in RP Holdings through their ownership of the RP Holdings Class B Interests.

(in thousands)	RPSFT	Legacy Investors Partnerships	Continuing Investors Partnership (1)	EPA Holdings	Total
December 31, 2019	$35,883	$—	$—	$—	$35,883
Contributions	—	1,140,319	—	—	1,140,319
Transfer of interests	—	1,037,161	—	—	1,037,161
Distributions	(54,516)	(321,760)	—	—	(376,276)
Net income prior to IPO	42,151	102,892	—	—	145,043
Effect of exchange by Continuing Investors of Class B shares for Class A shares and reallocation of historical equity	—	(750)	2,433,848	—	2,433,098
Issuance of Class A shares sold in initial public offering, net of offering costs	—	—	758,590	—	758,590
Net income subsequent to IPO	3,400	17,755	31,560	—	52,715
Other comprehensive income:
Change in unrealized movement on available for sale debt securities	—	10,894	402	—	11,296

June 30, 2020	$26,918	$1,986,511	$3,224,400	$—	$5,237,829

(1)	Related to the Continuing Investors Partnerships’ ownership of approximately 40% in RP Holdings through their ownership of the RP Holdings Class B Interests.